Common Share Purchase Warrants - Schedule of warrants issued (Details)		12 Months Ended
		Jul. 31, 2020 $ / shares shares	Jul. 31, 2019 $ / shares shares	Jul. 31, 2020 $ / shares
Disclosure Of Common Share Purchase Warrants [Line Items]
Warrants assumed and issued through acquisition			18,696,164
Number of warrants issued		123,905,556	11,500,000
Issuance on October 4, 2018
Disclosure Of Common Share Purchase Warrants [Line Items]
Warrants exercise price | $ / shares			$ 6.00
Number of warrants issued			11,500,000
Expiry period			3 years
Issuance on May 24, 2019
Disclosure Of Common Share Purchase Warrants [Line Items]
Warrants assumed and issued through acquisition	[1]		7,196,164
Issuance on May 24, 2019 | Minimum
Disclosure Of Common Share Purchase Warrants [Line Items]
Warrants exercise price | $ / shares	[1]		$ 11.84
Expiry period	[1]		8 months 23 days
Issuance on May 24, 2019 | Maximum
Disclosure Of Common Share Purchase Warrants [Line Items]
Warrants exercise price | $ / shares	[1]		$ 27.64
Expiry period	[1]		4 years 25 days
Issuance on December 31, 2019
Disclosure Of Common Share Purchase Warrants [Line Items]
Warrants exercise price | $ / shares				$ 2.45
Number of warrants issued		7,485,032
Expiry period		5 years
Issuance on January 22, 2020
Disclosure Of Common Share Purchase Warrants [Line Items]
Warrants exercise price | $ / shares				$ 2.45
Number of warrants issued		5,988,024
Expiry period		5 years
Issuance on April 13, 2020
Disclosure Of Common Share Purchase Warrants [Line Items]
Warrants exercise price | $ / shares		$ 0.96
Number of warrants issued		59,800,000
Expiry period		5 years
Issuance on May 21, 2020
Disclosure Of Common Share Purchase Warrants [Line Items]
Warrants exercise price | $ / shares		$ 1.05
Number of warrants issued		31,970,000
Expiry period		5 years
Issuance on June 10, 2020
Disclosure Of Common Share Purchase Warrants [Line Items]
Warrants exercise price | $ / shares		$ 1.00
Number of warrants issued		14,746,875
Expiry period		3 years
Issuance on June 30, 2020
Disclosure Of Common Share Purchase Warrants [Line Items]
Warrants exercise price | $ / shares		$ 1.00
Number of warrants issued		3,915,625
Expiry period		3 years

[1]	Warrants acquired and reissued on May 24, 2019, via the acquisition of Newstrike.